File No. 333-182250

811-1978

Securities and Exchange Commission

Washington, D.C. 20549

Form N-4

[X]	Registration Under the Securities Act of 1933

[ ]	Pre-Effective Amendment Number ____

[X]	Post Effective Amendment Number 18

And/or

[X]	Registration Statement Under the Investment Company Act of 1940

[X]	Amendment No. 19

Ohio National Variable Account A

(Exact Name of Registrant)

The Ohio National Life Insurance Company

(Name of Depositor)

One Financial Way

Montgomery, Ohio 45242

(Address of Depositor’s Principal Executive Offices)

(513) 794-6100]

(Depositor’s Telephone Number, including Area Code)

Kimberly A. Plante, Vice President and Counsel

The Ohio National Life Insurance Company

P.O. Box 237

Cincinnati, Ohio 45201

(Name and Address of Agent for Service)

Copy to:

Chip C. Lunde
Willkie Farr & Gallagher LLP

1875 K Street, N.W.

Washington, DC 20006-1238

Approximate Date of Proposed Public Offering: As soon as practicable after the Registration Statement becomes effective.

It is proposed that this filing will become effective (check appropriate space):

[ ]	immediately upon filing pursuant to paragraph (b) of Rule 485

[X]	on April 30, 2021 pursuant to paragraph (b) of Rule 485

[ ]	60 days after filing pursuant to paragraph (a) of Rule 485

[ ]	on (date) pursuant to paragraph (a) of Rule 485

If appropriate, check the following box:

[X]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, the sole purpose of this Post-Effective Amendment No. 18 is to delay the effective date of Post-Effective Amendment No. 17, which was filed on January 15, 2021 and was initially scheduled to become effective on March 31, 2021. The Parts A, B, and C of Post-Effective Amendment No.17 are hereby incorporated by reference.

Signatures

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the registrant, Ohio National Variable Account A certifies that it has caused this post-effective amendment to the registration statement to be filed and signed on its behalf in the City of Montgomery and the State of Ohio on this 31st day of March, 2021.

Ohio National Variable Account A
(Registrant)
By:	The Ohio National Life Insurance Company
(Depositor)

By:	/s/ Kimberly A. Plante
Kimberly A. Plante, Vice President & Counsel

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the depositor, The Ohio National Life Insurance Company, has caused this post-effective amendment to the registration statement to be signed on its behalf in the City of Montgomery and the State of Ohio on the 31st day of March, 2021.

The Ohio National Life Insurance Company
(Depositor)

By:	/s/ Kimberly A. Plante
Kimberly A. Plante, Vice President & Counsel

As required by the Securities Act of 1933, this post-effective amendment to the registration statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

*/s/ Barbara A. Turner	Director, President, Chief Executive Officer (Principal Executive Officer) and Chief Operating Officer	March 31, 2021
Barbara A. Turner

*/s/ Gary T. Huffman	Director, Chairman	March 31, 2021
Gary T. Huffman

*/s/ Jack E. Brown	Director	March 31, 2021
Jack E. Brown

*/s/ Victoria B. Buyniski Gluckman	Director	March 31, 2021
Victoria B. Buyniski Gluckman

*/s/ John W. Hayden	Director	March 31, 2021
John W. Hayden

*/s/ James F. Orr	Director	March 31, 2021
James F. Orr

*/s/ John R. Phillips	Director	March 31, 2021
John R. Phillips

*/s/ Rocky Coppola	Senior Vice President and Chief Financial Officer (Principal Financial and Accounting Officer)	March 31, 2021
Rocky Coppola

	Director	March 31, 2021
J. Michael Schlotman

*/s/ James C. Votruba	Director	March 31, 2021
James C. Votruba

	Director	March 31, 2021
Gary E. Wendlandt

*By:	Kimberly A. Plante

Kimberly A. Plante, Attorney in Fact pursuant to Powers of Attorney filed herewith